Related Parties and Information about Significant Non-Recurring Events and A tipycal/Unusual Transactions - Schedule of Transactions With Directors of the Group (Detail) - EUR (€) € in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Transactions Between Related Parties [Line Items]
Amounts due		€ 124	€ 1,004
Director
Disclosure Of Transactions Between Related Parties [Line Items]
Cost	€ 392	165	286
Amounts due			16
Director | Legal Services
Disclosure Of Transactions Between Related Parties [Line Items]
Cost	€ 392	32
Director | Consultancy Fees For Business Strategy
Disclosure Of Transactions Between Related Parties [Line Items]
Cost		€ 133	286
Amounts due			€ 16